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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

             55 East Monroe Street, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Nathan I. Partain	John R. Sagan
DNP Select Income Fund Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments follows.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
(UNAUDITED)
September 30, 2005

COMMON STOCKS—96.6%

		Market
		Value
Shares	Company	(Note 1)

	• ELECTRIC—62.7%
982,300	Ameren Corp.	$52,543,227
860,245	Cinergy Corp.	38,203,480
872,000	Consolidated Edison Inc.	42,335,600
1,013,650	Dominion Resources Inc.	87,315,811
977,193	DTE Energy Co.	44,814,071
1,100,000	Energy East Corp.	27,709,000
1,464,000	Exelon Corp.	78,236,160
1,535,000	FirstEnergy Corp.	80,004,200
1,735,000	FPL Group Inc.	82,586,000
800,000	Great Plains Energy Inc.	23,928,000
1,080,000	Iberdrola S.A. (Spain)	30,273,876
188,673	National Grid PLC ADR	8,858,197
675,714	National Grid PLC (United Kingdom)	6,353,583
2,000,000	NiSource Inc.	48,500,000
2,237,200	NSTAR	64,699,824
1,000,000	OGE Energy Corp.	28,100,000
1,250,000	PG&E Corp.	49,062,500
1,200,000	PPL Corp.	38,796,000
1,500,000	Pinnacle West Capital Corp.	66,120,000
1,375,000	Progress Energy Inc.	61,531,250
1,000,000	Puget Energy, Inc.	23,480,000
600,000	SCANA Corp.	25,344,000
1,000,000	Scottish & Southern Energy ADR	18,204,000
850,000	Scottish & Southern Energy PLC (United Kingdom)	15,473,438
409,500	Sempra Energy	19,271,070
2,000,000	Southern Co.	71,520,000
1,500,000	Vectren Corp.	42,525,000
581,000	WPS Resources Corp.	33,581,800
3,499,304	Xcel Energy Inc.	68,621,352

		1,277,991,439

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

		Market
		Value
Shares	Company	(Note 1)

	• GAS—7.7%
1,076,000	AGL Resources Inc.	$39,930,360
1,000,000	Atmos Energy Corp.	28,250,000
1,043,055	Keyspan Corp.	38,363,563
471,000	Peoples Energy Corp.	18,547,980
1,000,000	WGL Holdings Inc.	32,130,000

		157,221,903

	• TELECOMMUNICATION—15.3%
177,100	Alltel Corp.	11,530,981
1,600,000	BCE Inc.	43,904,000
565,000	BT Group PLC ADR	22,396,600
475,000	Belgacom S.A.	16,155,411
1,529,200	BellSouth Corp.	40,217,960
1,350,000	Chunghwa Telecom Co. Ltd.	24,988,500
2,500,000	Citizens Communications Co.	33,875,000
1,392,230	SBC Communications, Inc.	33,371,753
856,250	Telecom Corp of New Zealand Ltd. ADR	28,770,000
1,068,400	Telstra Corp. Ltd. ADR	16,634,988
1,223,492	Verizon Communications Inc.	39,995,953

		311,841,146

	• NON-UTILITY—10.9%
82,938	AMB Property Corp.	3,723,916
54,096	Alexandria Real Estate Equities Inc.	4,473,198
193,367	Archstone Smith Trust	7,709,542
29,861	AvalonBay Communities Inc.	2,559,088
147,218	Boston Properties Inc.	10,437,756
67,586	CBL & Associates Properties Inc.	2,770,350
60,363	Camden Property Trust	3,365,237
253,470	CenterPoint Properties Trust	11,355,456
213,251	Corporate Office Properties Trust	7,453,122
227,689	Developers Diversified Realty Corp.	10,633,076

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

		Market
		Value
Shares	Company	(Note 1)

89,481	Digital Realty Trust Inc.	$1,610,658
153,154	Equity Office Properties Trust	5,009,667
220,180	Equity Residential	8,333,813
47,604	Essex Property Trust Inc.	4,284,360
83,441	Extra Space Storage Inc.	1,283,323
275,942	General Growth Properties Inc.	12,398,074
8,423	Health Care REIT Inc.	312,409
23,013	Home Properties Inc.	903,260
61,318	Hospitality Properties Trust	2,628,090
153,440	Host Marriott Corp.	2,593,136
149,583	Innkeepers USA Trust	2,311,057
70,004	Kilroy Realty Corp.	3,922,324
195,886	Kimco Realty Corp.	6,154,738
99,965	LaSalle Hotel Properties	3,443,794
137,026	The Macerich Co.	8,898,469
38,500	The Mills Corp.	2,120,580
100,637	Pan Pacific Retail Properties Inc.	6,631,978
262,382	ProLogis	11,626,147
91,078	Public Storage, Inc.	6,102,226
23,321	Realty Income Corp.	557,605
186,480	Reckson Associates Realty Corp.	6,442,884
98,061	Regency Centers Corp.	5,633,604
224,131	Simon Property Group Inc.	16,612,590
138,611	SL Green Realty Corp.	9,450,498
69,485	Starwood Hotels & Resorts Worldwide, Inc.	3,972,458
199,537	Sunstone Hotel Investors Inc.	4,866,707
99,225	United Dominion Realty Trust Inc.	2,351,633
68,000	U-Store-It Trust	1,378,360
91,780	Ventas Inc.	2,955,316
133,459	Vornado Realty Trust	11,560,219
54,927	Weingarten Realty Investors	2,078,987

		222,909,705

	Total Common Stocks (Cost—$1,636,463,526)	1,969,964,193

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

PREFERRED STOCKS—9.3%
		Market
		Value
Shares	Company	(Note 1)

	• UTILITY—8.2%
1,200,000	Great Plains Energy Inc. 8% due 2/16/07	$33,396,000
775,000	Oneok Inc. 8 1/2% due 2/16/06	32,147,000
220,000	Southern California Edison 6 1/8% Perpetual	22,123,750
172,700	Southern Union Co. 5 3/4% due 8/16/06	13,592,354
400,000	TXU Corp. 8 3/4% due 11/16/05	20,384,000
500,000	TXU Corp. 8 1/8% due 5/16/06	45,475,000

		167,118,104

	• NON-UTILITY—1.1%
400,000	Federal National Mortgage Association 7% Perpetual	22,025,000

	Total Preferred Stocks (Cost—$137,717,503)	189,143,104

BONDS—29.5%

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

	• ELECTRIC—10.4%
$18,050,000	Comed Financing II
	8 1/2%, due 1/15/27	Baa2	BBB	$18,840,680
9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	A3	A–	9,989,407
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa2	BBB–	26,010,936
9,431,000	FPL Group Capital Inc.
	7 5/8%, due 9/15/06	A2	A–	9,699,285
22,500,000	Illinois Power Co.
	7 1/2%, due 6/15/09	Baa1	A–	24,398,190
6,314,929	Niagara Mohawk Power Corp.
	7 5/8%, due 10/01/05	Baa1	A–	6,314,929

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$15,825,000	Niagara Mohawk Power Corp.
	8 7/8%, due 5/15/07	Baa1	A–	$16,850,207
5,000,000	NSTAR
	8.00% due 2/15/10	A2	A–	5,608,010
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,717,325
22,750,000	Puget Capital Trust
	8.231%, due 6/01/27	Ba1	BB	22,693,534
12,915,000	Sempra Energy
	7.95%, due 3/1/10	Baa1	BBB+	14,355,991
13,000,000	Southern Co. Capital Trust II
	8.14%, due 2/15/27	Baa1	BBB+	13,965,419
11,750,000	Virginia Electric & Power Co.
	8 5/8%, due 10/01/24	A2	A–	12,189,285
17,700,000	Virginia Electric & Power Co.
	8 1/4%, due 3/01/25	A2	A–	18,356,847

				210,990,045

	• GAS—3.4%
5,000,000	KN Energy Inc.
	7 1/4%, due 3/01/28	Baa2	BBB	5,721,040
7,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	A3	A	7,903,616
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	11,545,860
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB	7,676,705
8,850,000	Southern Union Co.
	8 1/4%, due 11/15/29	Baa3	BBB	11,243,730
10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB–	10,511,180

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

			Ratings

				Standard	Market
				and	Value
Par Value			Moody’s	Poor’s	(Note 1)

$15,500,000	Trans-Canada Pipeline
	9 1/8%, due	4/20/06	A3	BBB+	$15,874,775

					70,476,906

	• TELECOMMUNICATION—12.0%
8,301,000	AT&T Wireless Services Inc.
	7.35%, due 3/01/06		Baa2	A	8,398,238
15,200,000	AT&T Wireless Services Inc.
	7 1/2%, due 5/01/07		Baa2	A	15,869,864
5,098,000	BellSouth Capital Funding Corp.
	7 3/4%, due 2/15/10		A2	A	5,685,345
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10		Baa1	A–	25,500,090
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10		Baa2	BBB+	16,963,515
10,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28		Baa2	BBB+	10,383,940
5,645,000	Comcast Cable Communications Inc.
	8 3/8%, due 5/01/07		Baa2	BBB+	5,958,190
10,000,000	France Telecom SA
	7.20%, due 3/01/06		A3	A–	10,117,030
10,000,000	France Telecom SA
	7 3/4%, due 3/01/11		A3	A–	11,367,400
17,625,000	GTE Corp.
	7.90%, due 2/01/27		A3	A+	18,809,347
5,000,000	GTE North Inc., Series C
	7 5/8%, due 5/15/26		A1	A+	5,219,805
17,000,000	Koninklijke KPN NV
	8%, due 10/01/10		Baa1	A–	19,300,185
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12		Baa2	A–	11,783,390
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15		Baa2	BBB+	12,438,320

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$11,500,000	Telefonica Europe BV
	7 3/4%, due 9/15/10	A3	A	$12,977,578
12,295,000	360 Communications Co.
	7.60%, due 4/01/09	A2	A	13,360,411
10,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A2	A+	12,831,168
20,000,000	Vodaphone Group PLC
	7 3/4%, due 2/15/10	A2	A	22,329,200
5,000,000	Vodaphone Group PLC
	7 7/8%, due 2/15/30	A2	A	6,387,555

				245,680,571

	• NON-UTILITY—3.7%
#16,000,000	CIT Group Inc.
	4.07%, due 6/07/06	A2	A	16,024,208
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A2	A+	11,491,752
10,000,000	EOP Operating LP
	7 3/4%, due 11/15/07	Baa2	BBB+	10,591,570
#15,000,000	Sigma Finance Inc.
	3.81%, due 12/16/05	Aaa	AAA	15,000,706
#22,000,000	Whistlejacket Capital LLC
	3.965%, due 3/03/06	Aaa	AAA	22,005,566

				75,113,802

	Total Bonds (Amortized Cost—$603,627,934)			602,261,324

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

			Market
Par Value/			Value
Shares			(Note 1)

MONEY MARKET INSTRUMENTS—26.2%

#	$3,514	AIM STIC Liquid Assets Portfolio	$3,514
#	50,000,000	Banc of America Securities LLC Repurchase Agreement,
		3.988%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,617 and collateralized by $51,000,427 market value of
		corporate bonds and medium term notes having an average coupon
		rate of 6.68% and an original weighted average maturity of 7/27/21	50,000,000
#	100,000,000	Bear Stearns Inc. Master Note
		4.058%, due 10/03/05	100,000,000
#	75,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
		3.988%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$75,024,925 and collateralized by $76,504,891 market value of
		collateralized mortgage obligations (CMOs) and corporate bonds
		having an average coupon rate of 1.77% and an original weighted
		average maturity of 6/09/19	75,000,000
	10,000,000	GE Capital Corp.
		3.70%, due 10/03/05	9,997,944
#	48,900,000	Goldman Sachs & Co. Repurchase Agreement,
		4.008%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$48,016,032 and collateralized by $51,000,000 market value of asset
		backed securities (ABS) having an average coupon rate of 3.96%
		and an original weighted average maturity of 4/17/32	48,900,000
#	50,000,000	Greenwich Capital Markets Inc. Repurchase Agreement,
		4.018%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,742 and collateralized by $51,001,101 market value of
		CMOs having an average coupon rate of 5.01% and an original
		weighted average maturity of 9/12/34	50,000,000
#	50,000,000	Lehman Brothers Inc. Repurchase Agreement,
		3.988%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,617 and collateralized by $50,998,920 market value of ABS
		having an average coupon rate of 5.07% and an original weighted
		average maturity of 11/28/34	50,000,000

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

			Market
Par Value/			Value
Shares			(Note 1)

#$	50,000,000	Merrill Lynch Government Securities Inc. Repurchase Agreement,
		4.008%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,700 and collateralized by $52,503,572 market value of
		CMOs having an average coupon rate of 5.39% and an original
		weighted average maturity of 5/21/33	$50,000,000
#	50,000,000	Morgan Stanley & Co., Inc. Repurchase Agreement,
		3.988%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,617 and collateralized by $51,055,123 market value of ABS
		having an average coupon rate of 6.25% and an original weighted
		average maturity of 4/11/28	50,000,000
#	50,000,000	Nomura Securities International Inc. Repurchase Agreement,
		3.988%, dated 9/30/05, due 10/03/05, with a repurchase price of
		$50,016,617 and collateralized by $51,000,001 market value of
		CMOs having an average coupon rate of 5.63% and an original
		weighted average maturity of 9/25/45	50,000,000

		Total Money Market Instruments (Amortized Cost—$533,901,458)	533,901,458

		Total Investments—161.6% (Cost—$2,911,710,421)	$3,295,270,079

CASH AND OTHER ASSETS LESS LIABILITIES—(37.1%)			(756,592,063)

REMARKETED PREFERRED STOCK—(24.5%)
	($.001 par value per share; 100,000,000 shares authorized and 5,000 shares
	issued and outstanding; liquidation preference $100,000 per share)		(500,000,000)

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%
	(equivalent to $9.13 per share of common stock based on 223,181,435 shares
	of common stock outstanding; authorized 250,000,000 shares)		$2,038,678,016

	# This security was purchased with the cash proceeds from securities loans.

	The percentage shown for each investment category is the total value of that
	category as a percentage of the net assets applicable to common shares of the Fund.

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2005

(1)	The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

(2)	At December 31, 2004, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $2,776,340,015, the Fund had gross unrealized appreciation of $365,962,302 and gross unrealized depreciation of $32,560,868.

ITEM 2.	CONTROLS AND PROCEDURES.

          (a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b)      There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	November 14, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	November 14, 2005

By (Signature and Title)	/s/ JOSEPH C. CURRY, JR.

Joseph C. Curry, Jr.
Vice President and Treasurer

Date	November 14, 2005